Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2012
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,754,010	60,471,985	59,939,570	60,381,814
Effect of dilutive share options outstanding	612,127	591,035	451,629	714,650
Weighted average number of ordinary shares for diluted net income per ordinary share	60,366,137	61,063,020	60,391,199	61,096,464